Summary of Significant Accounting Policies (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	May 31, 2022
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of common stock subject to possible redemption
Gross proceeds	$276,000,000
Less:
Proceeds allocated to Public Warrants	(18,078,000)
Class A common stock issuance at cost	(13,270,637)
Less:
Redemption of Class A common stock	(258,680,733)
Plus:
Accretion of carrying value to redemption value	34,139,451
Class A common stock subject to possible redemption, December 31, 2022	20,110,081
Less:
Redemption of Class A common stock	(3,293,029)
Plus:
Waiver of deferred underwriting fees	5,622,700
Accretion of carrying value to redemption value	(4,881,122)
Class A common stock subject to possible redemption, March 31, 2023	$17,558,630

Gross proceeds	$276,000,000
Less:
Proceeds allocated to Public Warrants	(18,078,000)
Class A common stock issuance at cost	(13,270,637)
Plus:
Accretion of carrying value to redemption value	31,348,637
Class A common stocks subject to possible redemption, December 31, 2021	276,000,000
Less:
Redemption of Class A common stock	(258,680,733)
Plus:
Accretion of carrying value to redemption value	2,790,814
Class A common stocks subject to possible redemption, December 31, 2022	$20,110,081

Schedule of basic and diluted net income (loss) per common share
	For the Three Months Ended March 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic net (loss) income per common share
Numerator:
Allocation of net (loss) income	$(49,472)	$(200,771)	$5,067,125	$1,266,781
Denominator:
Basic weighted average common shares outstanding	1,700,229	6,900,000	27,600,000	6,900,000
Basic net (loss) income per common share	$(0.03)	$(0.03)	$0.18	$0.18
Diluted net (loss) income per common share
Numerator:
Allocation of net (loss) income	$(49,472)	$(200,771)	$5,067,125	$1,266,781
Denominator:
Diluted weighted average common shares outstanding	1,700,229	6,900,000	27,600,000	6,900,000
Diluted net (loss) income per common share	$(0.03)	$(0.03)	$0.18	$0.18

	For the Years Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic net income per common share
Numerator:
Allocation of net income, as adjusted	$8,889,961	$2,234,296	$9,418,027	$2,473,196
Denominator:
Basic weighted average common shares outstanding	27,454,165	6,900,000	26,087,671	6,850,685
Basic net income per common share	$0.32	$0.32	$0.36	$0.36
Diluted net income per common share
Numerator:
Allocation of net income, as adjusted	$8,889,961	$2,234,296	$9,403,947	$2,487,276
Denominator:
Diluted weighted average common shares outstanding	27,454,165	6,900,000	26,087,671	6,900,000
Diluted net income per common share	$0.32	$0.32	$0.36	$0.36

Schedule of derivative liabilities
	Private Placement	Warrant Liabilities
Fair value as of December 31, 2022	$169,200	$169,200
Change in fair value	—	—
Fair value as of March 31, 2023	$169,200	$169,200
	Private Placement	Warrant Liabilities
Fair value as of December 31, 2021	$2,932,800	$2,932,800
Change in fair value	(1,974,000)	(1,974,000)
Fair value as of March 31, 2022	$958,800	$958,800

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2021	$2,932,800	$—	$2,932,800
Change in fair value	(2,763,600)	—	(2,763,600)
Fair value as of December 31, 2022	$169,200	$—	$169,200
Fair value as of December 31, 2020	$—	$—	$—
Initial measurement on January 20, 2021	8,798,400	18,078,000	26,876,400
Change in fair value	(5,865,600)	(11,178,000)	(17,043,600)
Transfers to Level 1	—	(6,900,000)	(6,900,000)
Fair value as of December 31, 2021	$2,932,800	$—	$2,932,800

Unique Logistics International, Inc. [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted net income (loss) per common share
	For the Three Months Ended
	February 28, 2023	February 28, 2022
Numerator:
Net income (loss) attributable to common stockholders	$663,173	$(9,496,311)
Effect of dilutive securities:	—	—
Diluted net income (loss)	$663,173	$(9,496,311)

Denominator:
Weighted average common shares outstanding – basic	799,141,770	655,781,078

Dilutive securities:
Series A Preferred	1,168,177,320	—
Series B Preferred	5,373,342,576	—
Series C Preferred	1,206,351,359	—
Series D Preferred	1,130,954,399	—

Weighted average common shares outstanding and assumed conversion – diluted	9,677,967,424	655,781,078

Basic net income per common share	$0.00	$(0.01)
Diluted net income per common share	$0.00	$(0.01)
	For the Nine Months Ended
	February 28, 2023	February 28, 2022
Numerator:
Net income (loss) attributable to common stockholders	$7,256,211	$(2,984,670)
Effect of dilutive securities:	—	—
Diluted net income (loss)	$7,256,211	$(2,984,670)

Denominator:
Weighted average common shares outstanding – basic	780,768,778	582,680,746

Dilutive securities:
Series A Preferred	1,168,177,320	—
Series B Preferred	5,373,342,576	—
Series C Preferred	1,206,351,359	—
Series D Preferred	1,130,954,399	—

Weighted average common shares outstanding and assumed conversion – diluted	9,659,594,432	582,680,746

Basic net income per common share	$0.01	$(0.01)

Diluted net income per common share	$0.00	$(0.01)

	For the Year Ended
	May 31, 2022	May 31, 2021
Numerator:
Net income (loss) available for common shareholders	$(1,031,171)	1,725,497
Effect of dilutive securities:	—	1,350,389

Diluted net (loss) income available for common shareholders	$(1,031,171)	$3,075,886

Denominator:
Weighted average common shares outstanding – basic	605,817,180	1,408,941,722

Dilutive securities:
Series A Preferred	—	1,316,157,000
Series B Preferred	—	5,499,034,800
Convertible notes	—	1,806,230,539
Warrants	—	—
Series C Preferred	—	—
Series D Preferred	—	—

Weighted average common shares outstanding and assumed conversion – diluted	605,817,180	10,030,364,061

Basic net (loss) income available for common shareholders per common share	$(0.00)	$0.00

Diluted net (loss)income available for common shareholders per common share	$(0.00)	$0.00

Schedule of estimated useful lives of property and equipment
Software	3 years
Computer equipment	3 – 5 years
Furniture and fixtures	5 – 7 years
Leasehold improvements	Shorter of estimated useful life or remaining term of the lease

Schedule of derivative liabilities
	Level 1	Level 2	Level 3
Derivative liabilities as June 1, 2021	$—	$—	$—
Addition	—	—	8,417,296
Change in fair value	—	—	4,020,698
Derivative liabilities as May 31, 2022	$—	$—	$12,437,994

Schedule of fair value assumption
	February 28, 2023	May 31, 2022
Risk-free interest rate	5.0%	1.60%
Probability of financing event or capital raise	90%	50%
Estimated capital raise	—	39.0 million
Estimated value of common stock	$ 10.00 per share	—
Estimated time to financing event	0.25 years	0.5 years

	May 31, 2022	May 31, 2021
Risk-free interest rate	1.6%	0.7%
Probability of capital raise	53.9%	10%
Estimated capital raise amount	$39,000,000	$2,400,000
Estimated time to capital raise	0.5 years	1.0 years

Significant Changes in Contract Asset and Contract Liability
	Contract Assets Increase (Decrease)	Contract Liabilities (Increase) Decrease
Reclassification of the beginning contract liabilities to revenue, as the result of performance obligation satisfied	$—	$—
Cash Received in advance and not recognized as revenue	—	468,209
Reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional	(10,491,045)	—
Contract assets recognized	18,038,312	—
Net Change	$7,547,267	$468,209

Schedule of disaggregation of revenue
	For the Three Months Ended February 28, 2023	For the Three Months Ended February 28, 2022
China, Hong Kong & Taiwan	$17,427,833	$82,006,657
Southeast Asia	9,335,793	121,340,162
United States	8,022,489	5,049,985
India Sub-continent	8,602,665	34,943,595
Other	6,238,722	7,095,496
Total revenue	$49,627,502	$250,435,895
	For the Nine Months Ended February 28, 2023	For the Nine Months Ended February 28, 2022
China, Hong Kong & Taiwan	$123,977,602	$285,424,103
Southeast Asia	72,449,913	361,600,180
United States	29,699,664	28,254,253
India Sub-continent	37,919,338	134,393,170
Other	10,927,090	35,966,738
Total revenue	$274,973,607	$845,638,444

	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021
China, Hong Kong & Taiwan	$343,370,279	$186,932,382
Southeast Asia	422,869,068	104,475,697
United States	39,362,326	31,452,041
India Sub-continent	161,841,791	28,164,102
Other	47,043,216	20,863,050
Total revenue	$1,014,486,680	$371,887,272

Schedule of anti-dilutive shares
May 31, 2022
Weighted average common shares outstanding – basic	605,817,180
Series A Preferred	1,233,209,295
Series B Preferred	5,373,342,576
Series C Preferred	1,206,351,359
Series D Preferred	1,174,935,959
Weighted average common shares outstanding and assumed conversion – diluted Intangible assets, net	9,593,656,369

Schedule of derivative liabilities
	Level 1	Level 2	Level 3
Derivative liabilities as May 31, 2022	$—	$—	$12,437,994
Addition	—	—	—
Change in fair value	—	—	(809,611)
Derivative liabilities as February 28, 2023	$—	$—	$11,628,383

Schedule of changes in contract asset and contract liability
	Contract Assets Increase (Decrease)	Contract Liabilities (Increase) Decrease
Reclassification of the beginning contract liabilities to revenue, as the result of performance obligation satisfied	$—	$468,209
Cash Received in advance and not recognized as revenue	—	(358,365)
Reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional	(39,978,761)	—
Contract assets recognized, net reclassification to receivables	12,867,742	—
Net Change	$(27,111,019)	$109,844